SUMMARY OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Bank service charges	$ 9,028	$ 10,347	$ 6,008
Filing and registration fees	49,170	55,040	61,569
Insurance	68,885	90,633	92,812
Office maintenance	92,528	43,089	44,545
Payroll	80,904	76,970	70,495
Regulatory fees	4,585	1,131	7,373
Rent	69,023	27,100	18,000
Travel	93,203	95,338	35,317
Warranty expense		9,750	3,250
General and administrative expenses	$ 467,326	$ 409,398	$ 339,369